PROPERTY, PLANT AND EQUIPMENT (Details) - AUD ($)	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
PROPERTY, PLANT AND EQUIPMENT
Net carrying amount	$ 175,284	$ 476,648
At cost
PROPERTY, PLANT AND EQUIPMENT
Net carrying amount	3,285,926	3,283,541	$ 3,049,462
Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT
Net carrying amount	(3,110,642)	(2,806,893)	$ (2,499,323)
Laboratory equipment
PROPERTY, PLANT AND EQUIPMENT
Net carrying amount	95,992	241,836
Laboratory equipment | At cost
PROPERTY, PLANT AND EQUIPMENT
Net carrying amount	1,451,389	1,451,389
Laboratory equipment | Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT
Net carrying amount	(1,355,397)	(1,209,553)
Computer equipment
PROPERTY, PLANT AND EQUIPMENT
Net carrying amount	46,342	83,887
Computer equipment | At cost
PROPERTY, PLANT AND EQUIPMENT
Net carrying amount	609,550	607,165
Computer equipment | Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT
Net carrying amount	(563,208)	(523,278)
Office equipment
PROPERTY, PLANT AND EQUIPMENT
Net carrying amount	757	1,759
Office equipment | At cost
PROPERTY, PLANT AND EQUIPMENT
Net carrying amount	167,564	167,564
Office equipment | Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT
Net carrying amount	(166,807)	(165,805)
Equipment under hire purchase | At cost
PROPERTY, PLANT AND EQUIPMENT
Net carrying amount	594,626	594,626
Equipment under hire purchase | Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT
Net carrying amount	(594,626)	(594,626)
Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT
Net carrying amount	32,193	149,166
Leasehold improvements | At cost
PROPERTY, PLANT AND EQUIPMENT
Net carrying amount	462,797	462,797
Leasehold improvements | Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT
Net carrying amount	$ (430,604)	$ (313,631)